SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s service-based stock options for the year ended December 31, 2017:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	5,354,220	$4.04	2.82	$549
Granted	10,991,668	1.41	-	-
Exercised	-	-	-	-
Cancelled	(3,733,139)	3.48	-	-
Outstanding at December 31, 2017	12,612,749	$2.14	4.05	$56

Exercisable at December 31, 2017	2,233,865	$4.23	2.14	$17

Vested and expected to vest at December 31, 2017	10,535,436	$2.77	3.73	$53

Schedule of Option Activity by Price Range
The following table summarizes additional information regarding outstanding and exercisable stock options under the Company's Stock Option Plan as of December 31, 2017:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.34 - 2.00	9,270,118	2.74	$1.50	343,845	4.31	$1.26
2.11 - 2.63	2,517,834	3.04	2.44	1,181,893	1.59	2.31
3.27 - 3.77	1,148,166	1.19	3.61	748,161	1.21	3.59
4.04 - 6.93	101,953	0.56	5.23	101,953	0.56	5.23
7.80 - 9.14	78,500	0.05	8.53	78,500	0.05	8.53
10.06 - 11.94	322,428	0.29	11.29	322,428	0.29	11.29
$12.56 - 13.54	23,750	0.43	12.63	23,750	0.43	12.63

	13,462,749	2.57	$2.18	2,800,530	1.58	$3.93

Schedule of Restricted Stock Unit Activity
The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2017:

	Number of RSUs	Weighted average grant date fair value ($)

Unvested at January 1, 2017	327,000	$12.64
Vested
Cancelled	(327,000)	12.64

Unvested at December 31, 2017	-	-

Expected to vest after December 31, 2017	-	-

Schedule of Stock-Based Compensation Expense
The Company recognized share-based compensation expenses related to its stock-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenues	$247	$219	$36
Research and development	804	708	229
Selling and marketing	1,397	1,907	744
General and administrative	4,290	4,010	1,104

Total	$6,738	$6,844	$2,113

Share-based compensation in discontinued operations	$878	$42	$-

Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s performance-based stock options for the year ended December 31, 2017:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	1,516,666	$2.53	3.77	$-
Cancelled	(666,666)	2.28	-	-

Outstanding at December 31, 2017	850,000	2.72	2.94	-

Exercisable at December 31, 2017	566,665	2.72	2.94	-

Vested and expected to vest at December 31, 2017	1,315,714	$2.72	3.08	$-